GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2025, 2024 and 2023 are shown below.

(Dollars in thousands)	2025	2024	2023
Balance at beginning of year	$1,007,656	$1,005,868	$1,001,507
Goodwill resulting from business combinations	91,868	1,788	4,361
Balance at end of year	$1,099,524	$1,007,656	$1,005,868

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets were as follows:

	December 31, 2025		December 31, 2024
(Dollars in thousands)	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortized intangible assets
Core deposit intangibles	$88,814	$(36,777)	$41,750	$(32,302)
Customer list	72,278	(33,127)	72,278	(26,822)
Other	9,269	(3,654)	9,381	(3,416)
Mortgage servicing rights	33,013	(10,984)	27,217	(8,795)
Total	$203,374	$(84,542)	$150,626	$(71,335)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2026	$18,429
2027	16,539
2028	12,874
2029	9,713
2030	8,519